SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Oct. 21, 2024	Dec. 31, 2023
Share Based Compensation
Operating lease right-of-use assets	$ 2,729,160	$ 1,761,706
Accumulated amortization	(601,514)	(878,677)
Right of use assets – operating lease	2,127,646	883,029		$ 275,208
Current operating liabilities	(329,278)	(279,176)		(151,627)
Noncurrent operating lease liabilities	(1,828,955)	(628,274)		(132,488)
Total operating lease liabilities	$ (2,158,233)	$ (907,450)	$ (988,436)	$ (284,115)